Note 8 - Exceptional Items	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of exceptional items [text block]
8.	EXCEPTIONAL ITEMS

	2021	2020	2019

Costs arising from business combinations	-	(18.2)	-
COVID-19 impacts (ii)	(134.3)	(263.2)	-
Restructuring (i)	(165.4)	(146.5)	(101.8)
State amnesty (iii)	-	-	(290.1)
Effect of application of IAS 29 (hyperinflation)	(11.1)	(9.3)	(5.3)
Stella Recall	-	(14.8)	-
Distribution agreement (iv)	(82.0)	-	-
	(392.8)	(452.0)	(397.2)

(i) The restructuring expenses primarily related to centralized projects and resizing in the Latin America CAC and Brazil.

(ii) COVID-19 expenses refer to (a) additional administrative expenses to ensure the safety of our people (increased frequency of cleaning at the Company’s facilities, providing alcohol gel and masks for our employees); (b) donations; (c) Company initiatives providing support for some customer ecosystems, which were necessary due to the COVID-19 pandemic.

(iii) The payment by Ambev of the Amnesty in the State of Mato Grosso is required by the Brazilian government for in order to continue to receive tax incentives, according to Complementary Law No. 160/17, regulated by the complementary law of the State of Mato Grosso No. 631/19.

(iv) Refers to distribution agreement with our strategic partner in Guatemala.